INCOME TAXES - Major Categories of Net Deferred Income Tax Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Long-term:
Deferred income tax assets	$ 7	$ 5
Deferred income tax liabilities	(1,452)	(1,067)
Net deferred income tax liabilities	$ (1,445)	$ (1,062)